Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and other loans (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,534,864,653	$ 791,475,119	¥ 5,004,137,624
Not past-due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,439,882,088	777,892,792	4,927,935,321
1 - 30 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	54,479,407	7,790,452	48,168,311
30 - 60 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	40,503,158	5,791,875	28,033,992
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,534,864,653	$ 791,475,119	¥ 5,004,137,624